NOTE 10 - RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2012
Related Party Transactions [Abstract]
NOTE 10 - RELATED PARTY TRANSACTIONS

10.	RELATED PARTY TRANSACTIONS

Through May 31, 2009 the Secretary of EGPI Firecreek, Inc provided office space for the Company’s Scottsdale office free of charge. June 1, 2009 Energy Producers, Inc, a 100% owned subsidiary of the Company entered into a month to month lease for the same office space at a rate of $1,400 per month. There remains an unpaid balance of $7,450 at June 30, 2012 and $6,700 December 31, 2011.

In addition Energy Producers Inc. also has an Administrative Service Agreement with Melvena Alexander, CPA , which is 100% owned by Melvena Alexander, officer and shareholder of the Company, to provide services to the Company. The agreement is an open-ended, annually renewable contract for payments of $4,600 per month. The contract is currently in force with a balance due of $68,070 and $45,870 at June 30, 2012 and December 31, 2011.

The Company had a Service Agreement with Global Media Network USA, Inc. a company 100% owned By Dennis Alexander, to provide the services of Dennis Alexander to the Company. The contract terminated May 31, 2009 and there is an outstanding balance of $0 at December 31, 2011.

The above referenced contract was superseded by a month-to-month contract between Energy Producers, Inc., a 100% owned subsidiary of the Company, and Dennis Alexander, an officer and director of the Company, at a monthly payment of $15,000. There was a balance due on this contract of $338,025and $279,950 at June 30, 2012 and December 31, 2011.

The Company had a Service Agreement with Tirion Group, Inc., which was owned by Rupert C. Johnson, a former director of the Company. The contract was terminated in 2007 and Mr. Johnson severed his connection to the Company in 2008. However, there is unpaid balance of $55,000 remaining at June 30, 2012 and December 31, 2011.

During 2010, Robert Miller, a director of the Company, made unsecured, non-interest bearing advances to M3 Lighting, Inc. a 100% owned subsidiary of the Company, for working capital of $1,500 which remains unpaid at June 30, 2012 and December 31, 2011.

April 1, 2010 the Company signed a 9% unsecured note with Bob Joyner a former officer and shareholder, for $27,000. The note matures June 30, 2011, and the unpaid balance at June 30, 2012 and December 31, 2011 was $21,700.

Chanwest Resources, Inc, a 100% owned subsidiary of the Company billed Petrolind Drilling, Inc a company in which David Taylor, a director and share holder of the Company, has a substantial interest. The invoice of $9,635 was still outstanding at June 30, 2012 and December 31, 2011 and a full valuation allowance was recorded for this receivable.

Willoil Consulting, LLC also gave unsecured non-interest bearing advances to Chanwest Resources, Inc. of $17,825. Willoil Consulting LLC is a company in which David Taylor is a managing member with 80% control. The funds have not been repaid as of June 30, 2012.

Relative to the May 21, 2009 acquisition of M3 Lighting, Inc. the Company approved an Administrative Services Agreement (ASA), and amended terms thereof, with Strategic Partners Consulting, LLC (SPC).Two of the Company’s officers, directors and shareholders, David H. Ray, Director and Executive Vice President and Treasurer of the Company since May 21, 2009 and Brandon D. Ray Director and Executive Vice President of Finance of the Company, are also owners and managers of SPC. Information is listed in Exhibit 10.1 to a Current Report on form 8-K, Amendment No. 1, filed on June 23, 3009. The ASA initiated on November 4, 2009, in accordance with its terms thereof, and was billed at the rate of $20,833.33 per month. The ASA contract was canceled June 8, 2010. During the six months ending June 30, 2012, the Company made no payment to SPC, with a balance payable due in the amount of approximately $ 46,958.

Effective May 9, 2011 the Company entered into a Promissory Note with a company controlled by a director of the Company in the amount of $210,000, and amended December 9, 2011 to $315,625 and again in the six months ended June 30, 2012 to $641,816. The terms of the note are for 14% interest, with principal and interest all due on or before May 9, 2013. The loan is collateralized with the oil and gas leases held in our subsidiary Energy Producers, Inc.

The Company’s subsidiary Arctic Solar Engineers issued promissory notes to various individuals for working capital, all maturing in 2020 at an interest rate of 2%. Additional interest expense was imputed on these loans due to the fact that the interest rate was below market. Of these loans, $5,000 was owed to the former CEO of Arctic Solar Engineering, LLC, who is currently a director of the Company.